First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 71.9%
$4,000,000	U.S. Treasury Bill (a)	(b)	04/02/20	$4,000,001
3,000,000	U.S. Treasury Bill (a)	(b)	04/09/20	2,999,947
5,300,000	U.S. Treasury Bill (a)	(b)	04/16/20	5,299,856
2,000,000	U.S. Treasury Bill (a)	(b)	04/23/20	1,999,974
1,000,000	U.S. Treasury Bill (a)	(b)	04/30/20	999,964
800,000	U.S. Treasury Bill (a)	(b)	06/18/20	799,857
1,000,000	U.S. Treasury Bill (a)	(b)	07/09/20	999,817
Total Investments – 71.9%	17,099,416
(Cost $17,085,981) (c)
Net Other Assets and Liabilities – 28.1%	6,682,006
Net Assets – 100.0%	$23,781,422
The following futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2020:
Futures Contracts Long:	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Futures	9	$266,940	May–20	$8,174
Brent Crude Futures	13	419,120	Jun–20	(17,848)
Cocoa Futures	16	361,440	Jul–20	7,923
Copper Futures	10	558,375	Jul–20	5,920
Gasoline RBOB Futures	4	110,712	May–20	(168,520)
Gold 100 Oz. Futures	4	638,640	Jun–20	40,572
Live Cattle Futures	3	110,490	Jun–20	(6,770)
Platinum Futures	4	145,980	Jul–20	1,444
Silver Futures	2	141,910	Jul–20	(3,645)
Soybean Futures	20	889,500	Jul–20	(512)
Soybean Meal Futures	18	574,020	Jul–20	(12,440)
Sugar #11 (World) Futures	31	364,560	Jun–20	(26,800)
Wheat (CBT) Futures	13	365,625	Jul–20	(500)
		$4,947,312		$(173,002)
Futures Contracts Short:
Cattle Feeder Futures	7	$(430,150)	May–20	$(18,312)
Coffee “C” Futures	12	(541,575)	Jul–20	(199)
Corn Futures	23	(397,900)	Jul–20	(1,410)
Cotton No. 2 Futures	10	(254,500)	Jul–20	17,755
KC HRW Wheat Futures	28	(699,300)	Jul–20	(13,668)
Lean Hogs Futures	16	(386,080)	Jun–20	54,342
LME Nickle Futures	4	(275,508)	Jun–20	24,036
LME Primary Aluminum Futures	11	(418,687)	Jun–20	46,250
LME Zinc Futures	5	(238,094)	Jun–20	11,600
Low Sulphur Gasoil “G” Futures	13	(392,275)	Jun–20	(22,100)
Natural Gas Futures	15	(286,800)	Jun–20	(8,085)
Natural Gas Futures	13	(257,140)	Jul–20	(6,188)
NY Harbor ULSD Futures	3	(131,229)	Jun–20	8,921
Soybean Oil Futures	31	(508,896)	Jul–20	(21,762)
WTI Crude Futures	12	(332,280)	Jun–20	(17,794)
		$(5,550,414)		$53,386
	Total	$(603,102)		$(119,616)

(a)	All or a portion of this security is segregated as collateral for open futures contracts.
(b)	Zero coupon bond.

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2020 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $240,372 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $346,553. The net unrealized depreciation was $106,181. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$ 17,099,416	$ —	$ 17,099,416	$ —
Total Investments	17,099,416	—	17,099,416	—
Futures Contracts	226,937	226,937	—	—
Total	$ 17,326,353	$ 226,937	$ 17,099,416	$—
LIABILITIES TABLE
	Total Value at 3/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (346,553)	$ (346,553)	$ —	$ —